Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Feb. 18, 2015	May. 31, 2014	May. 30, 2014	Oct. 09, 2013
Schedule Of Equity Method Investments [Line Items]
General and administrative expenses incurred on behalf of affiliates	$ 3,882	$ 3,502	$ 7,804	$ 6,881
Effect of early adoption of new accounting pronouncement
Schedule Of Equity Method Investments [Line Items]
Reduction of total assets, due to change in accounting principle			(31,692)
Reduction of long term debt, due to change in accounting principle			(30,789)
Reduction of current portion of long term debt, due to change in accounting principle			$ (903)
Navios Asia
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings							51.00%
Remaining noncontrolling interest percentage acquired						49.00%
Navios Logistics
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings	63.80%		63.80%
Navios Partners and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings	20.10%		20.10%
General Partner Interest			2.00%
Navios Acquisition and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings	46.10%		46.10%
Acropolis Chartering and Shipping Inc. ("Acropolis")
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings	35.00%		35.00%
Navios Europe I
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings								47.50%
Navios Europe I | Navios Partners and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings								5.00%
Navios Europe I | Navios Acquisition and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings								47.50%
Navios Europe II
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings					47.50%
Navios Europe II | Navios Partners and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings					5.00%
Navios Europe II | Navios Acquisition and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings					47.50%